Provision for decommissioning costs (Details 1) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Provision For Decommissioning Costs
Opening balance		$ 18,600	$ 15,619
Adjustment to provision		19	37
Transfers related to liabilities held for sale	[1]		(1,075)
Use of provisions		(458)	(404)
Interest accrued		414	246
Others		(8)	(4)
Translation adjustment		1,536	1,055
Opening balance		$ 20,103	$ 15,474

[1]	In the six-month period ended June 30, 2022, it refers to the Golfinho and Camarupim Group (US$ 103), in Espírito Santo, the Albacora Leste Field (US$ 374), in Rio de Janeiro, the Norte Capixaba Group (US$ 32), in Espírito Santo state, and the Potiguar Group (US$ 566), in Rio Grande do Norte state.